Schedule of other receivables (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Sales, goods and services taxes receivables		$ 187,028	$ 181,706
Refund receivable	[1]	100,000	100,000
Employee advances and others		23,102	24,512
Other receivables		$ 310,130	$ 306,218

[1]	A US$100,000 deposit paid for a proposed acquisition that is no longer proceeding. The Singapore District Court granted a default judgment in favour of the Company for the recovery of this amount.